Leases	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Leases
13	LEASES
As Lessee
The Group leases land and buildings, office equipment, and other tangible and intangible assets from third parties under lease contracts.
Right of use assets
The carrying amount of right of use assets at March 31, 2021 and 2020 consisted of the following:

	Net carrying amount		Depreciation
	At March 31,		For the fiscal year ended March 31,
	2021	2020	2021	2020
	(In millions)
Land and buildings	¥341,256	¥344,624	¥81,930	¥81,291
Other tangible assets (1)	31,746	32,134	11,863	11,700
Intangible assets (2)	6,949	9,210	3,239	3,154

Total	¥379,951	¥385,968	¥97,032	¥96,145

(1)	Other tangible assets include mainly office equipment, machinery and vehicles.
(2)	Intangible assets include mainly software.
The additions of right of use assets for the fiscal years ended March 31, 2021 and 2020 were ¥94,157 million and ¥67,685 million, respectively. The Group leases mainly land and buildings for its head offices and branches.
Lease liabilities
The maturity analysis of lease liabilities at March 31, 2021 and 2020 were as follows:

	At March 31, 2021	At March 31, 2020
	(In millions)
Not later than one year	¥82,237	¥78,719
Later than one year and not later than five years	178,977	176,426
Later than five years	134,738	145,722

Total	395,952	400,867
Less: Future interest charges	(15,311)	(14,979)

Lease liabilities (1)	¥380,641	¥385,888

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. See Note 19 “Borrowings.”

For the fiscal years ended March 31, 2021 and 2020, ¥2,808 million and ¥2,896 million were recognized as interests on lease liabilities, respectively and ¥98,421 million and ¥98,728 million were recognized as total cash outflow for leases, respectively.
Operating lease commitments at March 31, 2019
For the fiscal year ended March 31, 2019, ¥52,465 million was recognized as expenses in respect of operating lease and sublease agreements, of which ¥52,155 million related to minimum lease payments, and ¥310 million related to sublease payments. Lease expenses recognized in respect of lease and sublease agreements are included in “General and administrative expenses” in the consolidated income statements.
As Lessor
The Group leases assets to third parties under finance leases or operating leases, including machinery, equipment, aircraft, vessel and property.
Finance lease receivable
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2021 and 2020 were as follows:

	At March 31, 2021
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥45,950	¥10,003	¥35,947	¥5,283
Later than one year and not later than two years	33,889	9,418	24,471	12,113
Later than two years and not later than three years	39,618	8,507	31,111	3,156
Later than three years and not later than four years	42,137	7,197	34,940	10,755
Later than four years and not later than five years	45,051	6,444	38,607	5,297
Later than five years	186,650	69,054	117,596	12,390

Total	¥393,295	¥110,623	¥282,672	¥48,994

	At March 31, 2020
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥40,225	¥10,544	¥29,681	¥2,814
Later than one year and not later than two years	104,817	9,528	95,289	15,211
Later than two years and not later than three years	33,160	6,565	26,595	2,670
Later than three years and not later than four years	27,542	4,660	22,882	1,102
Later than four years and not later than five years	58,947	3,446	55,501	11,663
Later than five years	45,724	6,123	39,601	14,902

Total	¥310,415	¥40,866	¥269,549	¥48,362

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.
Accumulated allowance for net investment in the lease amounting to ¥1,072 million and ¥502 million were measured under IFRS 9 at March 31, 2021 and 2020, respectively. For the fiscal years ended March 31, 2021 and 2020, ¥9,514 million and ¥11,268 million were recognized as finance income on net investment in the lease, respectively.

Operating lease receivable
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2021 and 2020 were as follows:

	At March 31, 2021	At March 31, 2020
	(In millions)
Not later than one year	¥26,602	¥31,499
Later than one year and not later than two years	20,210	24,137
Later than two years and not later than three years	13,248	16,935
Later than three years and not later than four years	9,123	11,799
Later than four years and not later than five years	5,763	7,148
Later than five years	10,416	12,636

Total	¥85,362	¥104,154

For the fiscal years ended March 31, 2021 and 2020, ¥34,426 million and ¥40,588 million were recognized as income from operating leases, respectively.